VGOF-P4 05/25

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 14, 2025 TO THE

PROSPECTUS OF EACH FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding Stifel, Nicolaus & Company, Inc. disclosure in each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

STIFEL, NICOLAUS & COMPANY, INCORPORATED AND ITS BROKER DEALER AFFILIATES (“STIFEL”)

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the fund’s SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of Accumulation

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Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in Franklin Templeton funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end Sales Charge Waivers on Class A Shares Available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

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Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) shares of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

•	Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

•	Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.

•	Shares from rollovers into Stifel from retirement plans to IRAs.

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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

•	Purchases of Class 529-A shares through a rollover from another 529 plan.

•	Purchases of Class 529-A shares made for reinvestment of refunded amounts.

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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Charitable organizations and foundations, notably 501(c)(3) organizations.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

•	Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

•	Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•	Shares acquired through a right of reinstatement.

•	Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

•	Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

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Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2025
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2025
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2025
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2025
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2025
ClearBridge Global Infrastructure Income Fund	February 1, 2025
ClearBridge International Growth Fund	March 1, 2025
ClearBridge Small Cap Fund	March 1, 2025
ClearBridge Value Fund	March 1, 2025
Franklin International Equity Fund	February 1, 2025
Franklin U.S. Small Cap Equity Fund	May 1, 2025
Martin Currie Emerging Markets Fund	February 1, 2025

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	July 1, 2024
Western Asset Corporate Bond Fund	May 1, 2025
Western Asset Income Fund	December 1, 2024
Western Asset Intermediate Maturity California Municipals Fund	April 1, 2025
Western Asset Intermediate Maturity New York Municipals Fund	April 1, 2025
Western Asset Intermediate-Term Municipals Fund	August 1, 2024
Western Asset Managed Municipals Fund	July 1, 2024
Western Asset Massachusetts Municipals Fund	April 1, 2025
Western Asset Mortgage Total Return Fund	May 1, 2025
Western Asset Municipal High Income Fund	December 1, 2024
Western Asset New Jersey Municipals Fund	August 1, 2024
Western Asset New York Municipals Fund	August 1, 2024
Western Asset Oregon Municipals Fund	September 1, 2024
Western Asset Pennsylvania Municipals Fund	August 1, 2024
Western Asset Short Duration High Income Fund	December 1, 2024

Fund	Date of Prospectus
Western Asset Short Duration Municipal Income Fund	July 1, 2024
Western Asset Short-Term Bond Fund	May 1, 2025
Western Asset Ultra-Short Income Fund	October 1, 2024

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2025
BrandywineGLOBAL – High Yield Fund	May 1, 2025
ClearBridge Appreciation Fund	March 1, 2025
ClearBridge Dividend Strategy Fund	May 1, 2025
ClearBridge Growth Fund	January 1, 2025
ClearBridge International Value Fund	March 1, 2025
ClearBridge Large Cap Growth Fund	April 1, 2025
ClearBridge Large Cap Value Fund	March 1, 2025
ClearBridge Mid Cap Fund	March 1, 2025
ClearBridge Mid Cap Growth Fund	March 1, 2025
ClearBridge Select Fund	March 1, 2025
ClearBridge Small Cap Growth Fund	March 1, 2025
ClearBridge Sustainability Leaders Fund	March 1, 2025
ClearBridge Tactical Dividend Income Fund	March 1, 2025
Franklin Global Equity Fund	March 1, 2025
Franklin Multi-Asset Conservative Growth Fund	June 1, 2024
Franklin Multi-Asset Defensive Growth Fund	June 1, 2024
Franklin Multi-Asset Growth Fund	June 1, 2024
Franklin Multi-Asset Moderate Growth Fund	June 1, 2024
Franklin U.S. Large Cap Equity Fund	April 1, 2025

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2025
Western Asset Core Plus Bond Fund	May 1, 2025
Western Asset High Yield Fund	October 1, 2024
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2025
Western Asset Intermediate Bond Fund	October 1, 2024
Western Asset Total Return Unconstrained Fund	October 1, 2024

Please retain this supplement for future reference.

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